Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible asset is comprised of following:

	As of December 31,
	2019	2020
	(US$)
Cost: Developed technology (Note 3)	$—	$212,824
Less: Accumulated amortization	—	(3,547)
Intangible assets, net	$—	$209,277